UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     February 07, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     2204436


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A T & T Corporation            COM              001957109    25746  1487150 SH        SOLE                 1316400            170750
Abbott Laboratories            COM              002824100    57706  1191350 SH        SOLE                 1041050            150300
American International Group,  COM              026874107   160883  1632298 SH        SOLE                 1426899            205399
American International Group,  COM              026874107    11952   121260 SH        DEFINED 01            121260
American Standard Companies In COM              029712106    54219  1099500 SH        SOLE                  963800            135700
American Standard Companies In COM              029712106     4931   100000 SH        DEFINED 01            100000
Apogent Technologies Inc.      COM              03760A101     4182   204000 SH        DEFINED 01            204000
Apogent Technologies Inc.      COM              03760A101    27105  1322200 SH        SOLE                 1187200            135000
Baker Hughes Inc.              COM              057224107    18558   446500 SH        SOLE                  391900             54600
Boeing Co.                     COM              097023105     5877    89050 SH        SOLE                   76250             12800
Bristol Myers Squibb Co.       COM              110122108    55335   748400 SH        SOLE                  657800             90600
Brunswick Corp.                COM              117043109    35267  2145550 SH        SOLE                 1874150            271400
Brunswick Corp.                COM              117043109     4931   300000 SH        DEFINED 01            300000
Cablevision Systems Cl A       COM              12686C109    30577   360000 SH        SOLE                  316100             43900
Canadian Natl Ry Co.           COM              136375102    31050  1045900 SH        SOLE                 1032100             13800
Citigroup Inc.                 COM              172967101   136683  2676782 SH        SOLE                 2342157            334625
Citigroup Inc.                 COM              172967101    10212   200000 SH        DEFINED 01            200000
Comcast Corp. Cl A             COM              200300200    27229   652200 SH        SOLE                  572500             79700
Computer Sciences Corp.        COM              205363104     4509    75000 SH        DEFINED 01             75000
Cooper Cameron Corp.           COM              216640102    58898   891546 SH        SOLE                  781046            110500
Dow Chemical                   COM              260543103    18858   514900 SH        SOLE                  451600             63300
Eastman Chemical Company       COM              277432100    52501  1076950 SH        SOLE                  951450            125500
Eastman Chemical Company       COM              277432100     1794    36800 SH        DEFINED 01             36800
Eaton Corp.                    COM              278058102    42195   561200 SH        SOLE                  489000             72200
Eaton Corp.                    COM              278058102     5338    71000 SH        DEFINED 01             71000
El Paso Energy Corp.           COM              283905107    90434  1262600 SH        SOLE                 1067700            194900
Fox Entertainment Group Inc.   COM              35138t107    32649  1826500 SH        SOLE                 1575400            251100
Fox Entertainment Group Inc.   COM              35138t107     4469   250000 SH        DEFINED 01            250000
General Mtrs Corp Cl H         COM              370442832    24004  1043650 SH        SOLE                  911650            132000
Goldman Sachs Group Inc.       COM              38141G104    88908   831400 SH        SOLE                  726700            104700
Household Intl Inc.            COM              441815107   124334  2260612 SH        SOLE                 1944912            315700
Household Intl Inc.            COM              441815107     8629   156900 SH        DEFINED 01            156900
Illinois Tool Works            COM              452308109     6451   108300 SH        DEFINED 01            108300
Illinois Tool Works            COM              452308109    78605  1319700 SH        SOLE                 1158800            160900
Ingersoll-Rand Co.             COM              456866102    26624   635800 SH        SOLE                  556900             78900
Investor AB - B SHS            COM              004469630     5977   400000 SH        DEFINED 01            400000
Johnson & Johnson              COM              478160104    10506   100000 SH        DEFINED 01            100000
Koninklijke Philips Electronic COM              500472303    72305  1994633 SH        SOLE                 1747015            247618
Mattel Inc.                    COM              577081102     1242    86000 SH        SOLE                   86000
McLeod USA Inc. Cl A           COM              582266102     2825   200000 SH        DEFINED 01            200000
McLeod USA Inc. Cl A           COM              582266102    22058  1561600 SH        SOLE                 1367200            194400
Minnesota Mining & Mfg         COM              604059105    86266   715900 SH        SOLE                  627600             88300
Minnesota Mining & Mfg         COM              604059105    12050   100000 SH        DEFINED 01            100000
Motorola Inc.                  COM              620076109    42116  2079800 SH        SOLE                 1822800            257000
Motorola Inc.                  COM              620076109     1417    70000 SH        DEFINED 01             70000
Newell Rubbermaid Inc.         COM              651229106    25045  1100900 SH        SOLE                  975500            125400
Primedia Inc.                  COM              74157K101     4154   348000 SH        SOLE                  342900              5100
Procter & Gamble Co.           COM              742718109    11766   150000 SH        DEFINED 01            150000
Procter & Gamble Co.           COM              742718109   123931  1580000 SH        SOLE                 1369700            210300
Schlumberger Ltd.              COM              806857108    40628   508250 SH        SOLE                  447050             61200
Sealed Air Corp.               COM              81211K100    19709   646200 SH        SOLE                  554100             92100
Sybron Dental Specialties      COM              871142105     7437   440696 SH        SOLE                  395701             44995
Sybron Dental Specialties      COM              871142105     1147    68000 SH        DEFINED 01             68000
The Scotts Company Cl A        COM              810186106     4008   108500 SH        SOLE                  108500
Tyco Intl Ltd.                 COM              902124106    78706  1418130 SH        SOLE                 1239130            179000
Univision Communications - A   COM              914906102     8187   200000 SH        DEFINED 01            200000
Viacom Inc Cl B                COM              925524308    58146  1243764 SH        SOLE                 1139564            104200
Walt Disney Co.                COM              254687106    50351  1740000 SH        SOLE                 1528300            211700
Walt Disney Co.                COM              254687106     5787   200000 SH        DEFINED 01            200000
Wells Fargo & Co.              COM              949746101    45101   809900 SH        SOLE                  697100            112800
Wells Fargo & Co.              COM              949746101     5569   100000 SH        DEFINED 01            100000
Westpoint Stevens Inc.         COM              961238102     5934   792200 SH        SOLE                  699700             92500
Worldcom Inc.                  COM              98157D106    28145  2001448 SH        SOLE                 1741886            259562
Worldcom Inc.                  COM              98157D106     2812   200000 SH        DEFINED 01            200000
York Intl Corp New             COM              986670107     4450   145000 SH        DEFINED 01            145000
York Intl Corp New             COM              986670107    45018  1466975 SH        SOLE                 1278350            188625